GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 20 - GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31
	2021	2020

Salaries and related expenses	$522	$167
Stock-based compensation	893	1,034
Rent and maintenance	330	-
Communication and investor relations	109	44
Bad debts	2,534	-
Professional fees	4,810	1,412
Insurance and other expenses	166	72
	$9,364	$2,729

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 21 - FINANCING (INCOME) EXPENSES, NET